Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	$ 4,235	$ 4,579
Non-current assets	23,190	24,784
Total assets	27,425	29,363
Current liabilities	5,352	5,409
Non-current liabilities	13,121	13,130
Total liabilities	18,473	18,539
Total net assets	8,952	10,824
Associates [member]
Disclosure of associates [line items]
Current assets	1,240	982
Non-current assets	1,662	1,757
Total assets	2,902	2,739
Current liabilities	496	326
Non-current liabilities	766	898
Total liabilities	1,262	1,224
Total net assets	$ 1,640	$ 1,515